Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Environmental Expenses [Line Items]
Disbursements Amount	$ 19,493,202	$ 14,046,722	$ 16,132,535
Capitalized amounts	11,494,874	5,768,806	6,245,845
Expenses amount	7,998,327	8,313,182	9,886,690
Future disbursement amount	1,357,628	3,966,677	3,078,356
Total Disbursements	20,850,830	17,967,209	19,210,891
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		17,539,906
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	18,513	13,128	3,165
Expenses amount	18,513	13,128	3,165
Future disbursement amount	13,128	19,298
Total Disbursements	31,641	32,426	3,165
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		32,425
Pehuenche [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	27,253
Expenses amount	27,253
Future disbursement amount	4,994
Total Disbursements	32,246
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		10,415
Pehuenche [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	714
Expenses amount	714
Future disbursement amount	4,235
Total Disbursements	4,949
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		29,713
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,467	3,528	1,988
Expenses amount	4,467	3,528	1,988
Future disbursement amount	3,528	5,334
Total Disbursements	7,995	8,862	1,988
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		8,862
Pehuenche [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursements Amount	251,298	305,701	2,600
Expenses amount	251,298	305,701	2,600
Total Disbursements	251,298	305,701	2,600
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		305,701
Pehuenche [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursements Amount	344,571	303,873	67,291
Expenses amount	344,571	303,873	67,291
Total Disbursements	344,571	303,873	67,291
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		303,873
Pehuenche [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,136,872	3,296,066	3,507,502
Expenses amount	3,136,872	3,296,066	3,507,502
Total Disbursements	3,136,872	3,296,066	3,507,502
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,296,066
Pehuenche [Member] | Vegetation Control In Networks Mt/Bt One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			64,737
Expenses amount			64,737
Total Disbursements			64,737
Pehuenche [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount		91,353
Capitalized amounts		91,353
Total Disbursements		91,353
Pehuenche [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursements Amount	192,924
Expenses amount	192,924
Total Disbursements	192,924
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		340,704
Pehuenche [Member] | Pehuenche Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,235
Expenses amount		4,235
Future disbursement amount		6,180
Total Disbursements		10,415
Pehuenche [Member] | Pehuenche Central [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,993
Expenses amount		4,993
Future disbursement amount		24,720
Total Disbursements		29,713
Pehuenche [Member] | Curillinque Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			9,061
Expenses amount			9,061
Total Disbursements			9,061
Pehuenche [Member] | Curillinque Central [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			882
Expenses amount			882
Total Disbursements			882
Pehuenche [Member] | Loma Alta Central [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			882
Expenses amount			882
Total Disbursements			882
Pehuenche [Member] | Change of Trad X Caple Network [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,476,780
Capitalized amounts			1,476,780
Total Disbursements			1,476,780
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	481,556		170,077
Capitalized amounts	481,556		170,077
Total Disbursements	481,556		170,077
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		91,353
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursements Amount		340,704	19,706
Expenses amount		340,704	19,706
Total Disbursements		340,704	19,706
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Disbursements Amount		19,122	103,847
Expenses amount		19,122	103,847
Total Disbursements		19,122	103,847
Enel Distribucion Chile S.A. [Member] | SEC Standardization Project [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,403,751
Capitalized amounts	4,403,751
Total Disbursements	4,403,751
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		1,774,155
Enel Distribucion Chile S.A. [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Disbursements Amount			576,519
Expenses amount			576,519
Total Disbursements			576,519
Enel Distribucion Chile S.A. [Member] | Standardization Cems [Member]
Environmental Expenses [Line Items]
Disbursements Amount			207,966
Capitalized amounts			207,966
Total Disbursements			207,966
Enel Distribucion Chile S.A. [Member] | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,315
Expenses amount			2,315
Total Disbursements			2,315
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			21,719
Expenses amount			21,719
Total Disbursements			21,719
Enel Distribucion Chile S.A. [Member] | Replacement TD DAE Concentrica X TD. TRIF. Red Caple [Member]
Environmental Expenses [Line Items]
Disbursements Amount			492,260
Capitalized amounts			492,260
Total Disbursements			492,260
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,875	1,374	2,337
Expenses amount	2,875	1,374	2,337
Total Disbursements	2,875	1,374	2,337
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		1,374
Enel Distribucion Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,245,303	595,987
Capitalized amounts	833,395	95,976
Expenses amount	1,411,908	500,011
Future disbursement amount	450,786	599,144
Total Disbursements	2,696,089	1,195,131
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		1,195,131
Enel Distribucion Chile S.A. [Member] | REPLACING TRIFAS TRANSFORMERS BETTER QUALITY [Member]
Environmental Expenses [Line Items]
Disbursements Amount	5,330,561	3,649,294	1,168,343
Capitalized amounts	5,330,561	3,649,294	1,168,343
Total Disbursements	5,330,561	3,649,294	1,168,343
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,649,294
Enel Distribucion Chile S.A. [Member] | SILICA GEL REPLACEMENT IN POWER TRANSFORMERS [Member]
Environmental Expenses [Line Items]
Disbursements Amount	5,837
Expenses amount	5,837
Total Disbursements	5,837
Enel Distribucion Chile S.A. [Member] | SEC NORMALIZATION PROJECT (CAPEX) [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,774,155
Capitalized amounts		1,774,155
Total Disbursements		1,774,155
Enel Distribucion Chile S.A. [Member] | OIL ANALYSIS AT TD OF POWER (OPEX) [Member]
Environmental Expenses [Line Items]
Disbursements Amount	32,363	32,096
Expenses amount	32,363	32,096
Total Disbursements	32,363	32,096
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		32,096
Enel Generacin Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	90,712	84,113
Expenses amount	90,712	84,113
Future disbursement amount		148,447
Total Disbursements	90,712	232,560
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		232,560
Enel Generacin Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	47,996
Expenses amount	47,996	35,266
Future disbursement amount		44,588
Total Disbursements	47,996
Enel Generacin Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursements Amount	48,171	51,716
Expenses amount	48,171	51,716
Future disbursement amount		66,741
Total Disbursements	48,171	118,457
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		118,458
Enel Generacin Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	214,493
Expenses amount	214,493
Total Disbursements	214,493
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		544,871
Enel Generacin Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	85,802
Expenses amount	85,802
Total Disbursements	85,802
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		72,610
Enel Generacin Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	75,483	46,957
Expenses amount	75,483	46,957
Future disbursement amount		104,448
Total Disbursements	75,483	151,405
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		151,405
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,452,158
Capitalized amounts			855,667
Expenses amount			596,491
Future disbursement amount			855,667
Total Disbursements			2,307,825
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,255,958	2,048,635	5,387,657
Capitalized amounts	445,611	158,028	1,763,829
Expenses amount	810,347	1,890,607	3,623,828
Future disbursement amount	617,221	1,520,333	1,763,829
Total Disbursements	1,873,179	3,568,968	7,151,486
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,568,968
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Disbursements Amount	378,958	263,737	339,103
Expenses amount	378,958	263,737	339,103
Future disbursement amount	263,737		420,877
Total Disbursements	642,695	263,737	759,980
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		263,737
Enel Generacin Chile S.A. [Member] | Carrera Pinto Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			10,954
Expenses amount			10,954
Total Disbursements			10,954
Enel Generacin Chile S.A. [Member] | Carrera Pinto Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			6,466
Expenses amount			6,466
Total Disbursements			6,466
Enel Generacin Chile S.A. [Member] | Carrera Pinto Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			4,436
Expenses amount			4,436
Total Disbursements			4,436
Enel Generacin Chile S.A. [Member] | Finis Terrae Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			7,674
Expenses amount			7,674
Total Disbursements			7,674
Enel Generacin Chile S.A. [Member] | Finis Terrae Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,154
Expenses amount			2,154
Total Disbursements			2,154
Enel Generacin Chile S.A. [Member] | La Silla Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,902
Expenses amount			2,902
Total Disbursements			2,902
Enel Generacin Chile S.A. [Member] | La Silla Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,509
Expenses amount			1,509
Total Disbursements			1,509
Enel Generacin Chile S.A. [Member] | La Silla Campaigns And Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			20,613
Expenses amount			20,613
Total Disbursements			20,613
Enel Generacin Chile S.A. [Member] | Los Buenos Aires Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,098
Expenses amount			5,098
Total Disbursements			5,098
Enel Generacin Chile S.A. [Member] | Los Buenos Aires Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			3,989
Expenses amount			3,989
Total Disbursements			3,989
Enel Generacin Chile S.A. [Member] | Los Buenos Aires Waste Water Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			882
Expenses amount			882
Total Disbursements			882
Enel Generacin Chile S.A. [Member] | Los Buenos Aires Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,589
Expenses amount			5,589
Total Disbursements			5,589
Enel Generacin Chile S.A. [Member] | Quintero Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			458,001
Capitalized amounts			110,923
Expenses amount			347,078
Future disbursement amount			37,983
Total Disbursements			495,984
Enel Generacin Chile S.A. [Member] | Quintero Plant Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			4,432
Expenses amount			4,432
Total Disbursements			4,432
Enel Green Power del Sur Spa. | Pampa Norte Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,281
Expenses amount			2,281
Total Disbursements			2,281
Enel Green Power del Sur Spa. | Pampa Norte Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			6,618
Expenses amount			6,618
Total Disbursements			6,618
Enel Green Power del Sur Spa. | Pampa Norte Environmental Sanitation One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,226
Expenses amount			5,226
Total Disbursements			5,226
Enel Green Power del Sur Spa. | Pampa Norte Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			83,820
Expenses amount			83,820
Total Disbursements			83,820
Enel Green Power del Sur Spa. | Pampa Norte Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			3,459
Expenses amount			3,459
Total Disbursements			3,459
Enel Green Power del Sur Spa. | Renaico Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			13,999
Expenses amount			13,999
Total Disbursements			13,999
Enel Green Power del Sur Spa. | Renaico Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			982
Expenses amount			982
Total Disbursements			982
Enel Green Power del Sur Spa. | Renaico Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount			4,822
Expenses amount			4,822
Total Disbursements			4,822
Enel Green Power del Sur Spa. | Renaico Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursements Amount			53,970
Expenses amount			53,970
Total Disbursements			53,970
Enel Green Power del Sur Spa. | Sierra Gorda Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,613
Expenses amount			1,613
Total Disbursements			1,613
Enel Green Power del Sur Spa. | Sierra Gorda Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			42,959
Expenses amount			42,959
Total Disbursements			42,959
Enel Green Power del Sur Spa. | Sierra Gorda Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			3,300
Expenses amount			3,300
Total Disbursements			3,300
Enel Green Power del Sur Spa. | Sierra Gorda Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			127
Expenses amount			127
Total Disbursements			127
Enel Green Power del Sur Spa. | Chanares Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,678
Expenses amount			1,678
Total Disbursements			1,678
Enel Green Power del Sur Spa. | Chanares Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			7,981
Expenses amount			7,981
Total Disbursements			7,981
Enel Green Power del Sur Spa. | Chanares Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,262
Expenses amount			5,262
Total Disbursements			5,262
Enel Green Power del Sur Spa. | Chanares Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,591
Expenses amount			5,591
Total Disbursements			5,591
Enel Green Power del Sur Spa. | Lalackama Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			7,091
Expenses amount			7,091
Total Disbursements			7,091
Enel Green Power del Sur Spa. | Lalackama Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			3,273
Expenses amount			3,273
Total Disbursements			3,273
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	65,536	21,992
Expenses amount	65,536	21,992
Future disbursement amount		32,918
Total Disbursements	65,536	54,910
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		54,910
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,780
Expenses amount	3,780
Total Disbursements	3,780
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	290,803	189,321
Expenses amount	290,803	189,321
Future disbursement amount		355,550
Total Disbursements	290,803	544,871
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		652,451
Enel Green Power Chile S.A. [Member] | Technical Counterpart Environmental Studies [Member]
Environmental Expenses [Line Items]
Future disbursement amount		5,287
Total Disbursements		5,287
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount		32,032
Expenses amount		32,032
Future disbursement amount		40,578
Total Disbursements		72,610
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	12,865	6,500
Expenses amount	12,865	6,500
Future disbursement amount		14,319
Total Disbursements	12,865	20,819
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		20,819
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	6,743
Expenses amount	6,743
Total Disbursements	6,743
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		39,657
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursements Amount	213,326	222,291
Expenses amount	213,326	222,291
Future disbursement amount		297,167
Total Disbursements	213,326	519,458
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		519,458
Enel Green Power Chile S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursements Amount	97,998
Expenses amount	97,998
Total Disbursements	97,998
Enel Green Power Chile S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursements Amount	40,320
Expenses amount	40,320
Total Disbursements	40,320
Enel Green Power Chile S.A. [Member] | Environment Travel [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,045	56,820
Expenses amount	3,045	56,820
Future disbursement amount		85,150
Total Disbursements	3,045	140,368
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		140,368
Enel Green Power Chile S.A. [Member] | Treatment Plant Wastewater [Member]
Environmental Expenses [Line Items]
Disbursements Amount		8,066
Expenses amount		8,066
Future disbursement amount		31,591
Total Disbursements		39,657
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		13,064
Expenses amount		13,064
Future disbursement amount		18,580
Total Disbursements		31,644
Geotermica del Norte SA [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	5,294	91
Expenses amount	5,294	91
Future disbursement amount		3,559
Total Disbursements	5,294	3,650
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,650
Geotermica del Norte SA [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,000
Expenses amount	4,000
Total Disbursements	4,000
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	53,384	313,280
Expenses amount	53,384	313,280
Future disbursement amount		339,170
Total Disbursements	53,384	652,450
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		76,595
Geotermica del Norte SA [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,677
Expenses amount	2,677
Total Disbursements	2,677
Geotermica del Norte SA [Member] | Treatment Plant Wastewater [Member]
Environmental Expenses [Line Items]
Disbursements Amount	947	4,816
Expenses amount	947	4,816
Future disbursement amount		1,324
Total Disbursements	947	6,140
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		6,140
Parque Eolico Talinay Oriente S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		39,521
Expenses amount		39,521
Future disbursement amount		31,508
Total Disbursements		71,029
Parque Eolico Talinay Oriente S.A. [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,801
Expenses amount	3,801
Total Disbursements	3,801
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		76,595
Expenses amount		76,595
Total Disbursements		76,595
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		6,939
Expenses amount		6,939
Future disbursement amount		4,109
Total Disbursements		11,048
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation One [Member]
Environmental Expenses [Line Items]
Disbursements Amount		33,992
Expenses amount		33,992
Future disbursement amount		36,542
Total Disbursements		70,534
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			10,087
Expenses amount			10,087
Total Disbursements			10,087
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			63,666
Expenses amount			63,666
Total Disbursements			63,666
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			9,419
Expenses amount			9,419
Total Disbursements			9,419
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,738
Expenses amount			1,738
Total Disbursements			1,738
Parque Eolico Talinay Oriente S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursements Amount	11,999
Expenses amount	11,999
Total Disbursements	11,999
Parque Eolico Talinay Oriente S.A. [Member] | Treatment Plant Wastewater [Member]
Environmental Expenses [Line Items]
Disbursements Amount	250	2,087
Expenses amount	250	2,087
Total Disbursements	$ 250	2,087
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		2,087
Parque Eolico Tal Tal S.A. | Taltal Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			11,546
Expenses amount			11,546
Total Disbursements			11,546
Parque Eolico Tal Tal S.A. | Taltal Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			44,656
Expenses amount			44,656
Total Disbursements			44,656
Parque Eolico Tal Tal S.A. | Taltal Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,476
Expenses amount			2,476
Total Disbursements			2,476
Parque Eolico Tal Tal S.A. | Taltal Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,515
Expenses amount			2,515
Total Disbursements			2,515
Parque Eolico Valle De Los Vientos S.A. [Member] | Valle de los Vientos Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			11,865
Expenses amount			11,865
Total Disbursements			11,865
Parque Eolico Valle De Los Vientos S.A. [Member] | Valle de los Vientos Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			20,216
Expenses amount			20,216
Total Disbursements			20,216
Parque Eolico Valle De Los Vientos S.A. [Member] | Valle de los Vientos Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,471
Expenses amount			2,471
Total Disbursements			2,471
Empresa Electrica Panguipulli S.A. | Pilmaiquen Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,450
Expenses amount			1,450
Total Disbursements			1,450
Empresa Electrica Panguipulli S.A. | Pilmaiquen Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			6,822
Expenses amount			6,822
Total Disbursements			6,822
Empresa Electrica Panguipulli S.A. | Pullinque Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			785
Expenses amount			785
Total Disbursements			785
Empresa Electrica Panguipulli S.A. | Pullinque Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,627
Expenses amount			2,627
Total Disbursements			2,627
Empresa Electrica Panguipulli S.A. | Pullinque Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			4,129
Expenses amount			4,129
Total Disbursements			4,129
Empresa Electrica Panguipulli S.A. | Pullinque Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount			394
Expenses amount			394
Total Disbursements			394
Empresa Electrica Panguipulli S.A. | Talinay Poniente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			46,026
Expenses amount			46,026
Total Disbursements			46,026
Empresa Electrica Panguipulli S.A. | Talinay Poniete Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			10,745
Expenses amount			10,745
Total Disbursements			10,745
Almeyda Solar Spa [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount		16,663
Expenses amount		16,663
Future disbursement amount		28,702
Total Disbursements		45,365
Almeyda Solar Spa [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Future disbursement amount		24,435
Total Disbursements		24,435
Almeyda Solar Spa [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		63,736
Expenses amount		63,736
Future disbursement amount		64,160
Total Disbursements		127,896
Almeyda Solar Spa [Member] | Diego de Almagro Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			5,216
Expenses amount			5,216
Total Disbursements			5,216
Almeyda Solar Spa [Member] | Diego de Almagro Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			6,040
Expenses amount			6,040
Total Disbursements			$ 6,040
Almeyda Solar Spa [Member] | Treatment Plant Wastewater [Member]
Environmental Expenses [Line Items]
Disbursements Amount		8,149
Expenses amount		8,149
Future disbursement amount		12,795
Total Disbursements		$ 20,944